STOCK OPTIONS (Schedule of Stock Option Activity) (Details) (USD $)	1 Months Ended	12 Months Ended
	Dec. 21, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Options
Outstanding at December 31, 2011
Granted	1,000,000	0	4,000,000
Exercised		0	(4,000,000)
Forfeited or expired
Outstanding at December 31, 2012
Exercisable at December 31, 2012
Weighted-Average Exercise Price
Outstanding at December 31, 2011		$ 0.00	$ 0.00
Granted			$ 0.0002
Exercised	$ 0.0001		$ 0.0002
Forfeited or expired			$ 0.00
Outstanding at December 31, 2012			$ 0.00	$ 0.00
Exercisable at December 31, 2012			$ 0.00
Average Remaining Contractual Life (Years)
Outstanding at December 31, 2011			0 years	0 years
Granted			1 year
Exercised			1 year
Outstanding at December 31, 2012			0 years	0 years
Exercisable at December 31, 2012			0 years
Aggregate Intrinsic Value
Outstanding at December 31, 2011
Outstanding at December 31, 2012
Exercisable at December 31, 2012